SHARE BASED PAYMENTS - Cash settled, Directors (Details)	12 Months Ended
	Dec. 31, 2020 ZAR (R) EquityInstruments R / £ R / $ R / shares	Dec. 31, 2019 ZAR (R) EquityInstruments	Dec. 31, 2018 ZAR (R) EquityInstruments
SHARE-BASED PAYMENTS
Cash proceeds (to recipients)	R 274,500,000	R 90,900,000	R 21,700,000
Average foreign exchange rate | R / $	16.46
Neal Froneman
SHARE-BASED PAYMENTS
Average foreign exchange rate | R / $	16.46
Chris Bateman
SHARE-BASED PAYMENTS
Average foreign exchange rate | R / $	16.46
Laurent Charbonnier [Member]
SHARE-BASED PAYMENTS
Average foreign exchange rate | R / £	21.10
2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period | EquityInstruments			446,469
Number of instruments, exercised | EquityInstruments			415,579
Number of instruments, forfeited | EquityInstruments			30,890
2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period | EquityInstruments	11,157,460	15,215,982	19,379,386
Number of instruments, exercised | EquityInstruments	5,055,647	467,017	2,523,162
Number of instruments, forfeited | EquityInstruments	6,101,813	3,591,505	1,640,242
Instruments outstanding, end of period | EquityInstruments		11,157,460	15,215,982
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	68,236,442	48,535,348	12,953,888
Number of instruments, granted		30,512,439	41,103,872
Number of instruments, exercised	1,005,668		1,457,586
Number of instruments, forfeited	4,633,349	10,811,345	4,064,826
Instruments outstanding, end of period	62,597,425	68,236,442	48,535,348
Sibanye Stillwater 2020 Share Plan [Member] | Neal Froneman
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	1,736,343
Number of instruments, exercised	102,710
Average price of instruments exercised | R / shares	R 57.20
Cash proceeds (to recipients)	R 5,875,151
Instruments outstanding, end of period	1,633,633	0
Sibanye Stillwater 2020 Share Plan [Member] | Charl Keyter
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	776,882
Number of instruments, exercised	47,734
Average price of instruments exercised | R / shares	R 55.85
Cash proceeds (to recipients)	R 2,666,087
Instruments outstanding, end of period	729,148	0
Sibanye Stillwater 2020 Share Plan [Member] | Chris Bateman
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	790,804
Number of instruments, exercised	83,596
Average price of instruments exercised | R / shares	R 54.28
Cash proceeds (to recipients)	R 4,537,327
Number of instruments, forfeited	672,288
Instruments outstanding, end of period	34,920	0
Sibanye Stillwater 2020 Share Plan [Member] | Shadwick Bessit [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	489,363
Number of instruments, exercised	31,085
Average price of instruments exercised | R / shares	R 55.85
Cash proceeds (to recipients)	R 1,736,190
Instruments outstanding, end of period	458,278	0
Sibanye Stillwater 2020 Share Plan [Member] | Hartley Dikgale
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	240,241
Number of instruments, exercised	5,103
Average price of instruments exercised | R / shares	R 22.65
Cash proceeds (to recipients)	R 115,558
Number of instruments, forfeited	233,492
Instruments outstanding, end of period	1,646	0
Sibanye Stillwater 2020 Share Plan [Member] | Dawie Mostert
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	431,942
Number of instruments, exercised	26,844
Average price of instruments exercised | R / shares	R 55.85
Cash proceeds (to recipients)	R 1,499,318
Instruments outstanding, end of period	405,098	0
Sibanye Stillwater 2020 Share Plan [Member] | Themba Nkosi
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	349,669
Number of instruments, exercised	23,170
Average price of instruments exercised | R / shares	R 55.85
Cash proceeds (to recipients)	R 1,294,114
Instruments outstanding, end of period	326,499	0
Sibanye Stillwater 2020 Share Plan [Member] | Wayne Robinson
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	419,040
Number of instruments, exercised	28,103
Average price of instruments exercised | R / shares	R 55.85
Cash proceeds (to recipients)	R 1,569,637
Instruments outstanding, end of period	390,937	0
Sibanye Stillwater 2020 Share Plan [Member] | Richard Stewart
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	434,990
Number of instruments, exercised	27,033
Average price of instruments exercised | R / shares	R 55.85
Cash proceeds (to recipients)	R 1,509,874
Instruments outstanding, end of period	407,957	0
Sibanye Stillwater 2020 Share Plan [Member] | Laurent Charbonnier [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	138,895
Instruments outstanding, end of period	138,895	0
Sibanye Stillwater 2020 Share Plan [Member] | Lerato Legong [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	148,362
Instruments outstanding, end of period	148,362	0
Sibanye Stillwater 2020 Share Plan [Member] | Robert Van Niekerk
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	698,830
Number of instruments, exercised	43,656
Average price of instruments exercised | R / shares	R 55.85
Cash proceeds (to recipients)	R 2,438,319
Instruments outstanding, end of period	655,174	0